LIQUIDITY RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Millions	Aug. 09, 2022	Jun. 30, 2022	Oct. 28, 2021
Substantial Doubt About Going Concern Line Items
Accumulated deficit		$ 32.4
ADS
Substantial Doubt About Going Concern Line Items
Proceeds from exercised warrants	$ 16.8
Net Proceeds From Issuance Of Warrants After Deducting Agent's Fees	$ 15.0
2020 Notes
Substantial Doubt About Going Concern Line Items
Proceeds received			$ 12.0
Deferred Offering Costs			$ 10.1